Other Liabilities (Non-Current) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Liabilities Noncurrent [Line Items]
Deferred tax liabilities	$ 3,327	$ 3,327
Capital lease obligations	152	254	604
Accrued rent	548	435	122
Total	$ 4,027	$ 4,016	$ 726